Note 1 - Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]

 1.   Organization and Basis of Presentation

PositiveID, through its wholly owned subsidiary MicroFluidic Systems (“MFS”) (collectively, the “Company” or “PositiveID”), develops molecular diagnostic systems for bio-threat detection, for rapid diagnostic testing, and also develops assays to detect a range of biological threats. The Company’s M-BAND (Microfluidic Bio-agent Autonomous Networked Detector) system is an airborne bio-threat detection system developed for the homeland defense industry, to detect biological weapons of mass destruction.  The Company is also developing the automated pathogen detection systems Firefly Dx (handheld) and Dragonfly (desktop) for rapid diagnostics, both for point of need and clinical applications.

PositiveID is a Delaware corporation formed in 2001. The Company commenced operations in 2002 as VeriChip Corporation. In 2007, the Company completed an initial public offering of its common stock.

In July 2008, the Company completed the sale of all of the outstanding capital stock of its subsidiary, Xmark Corporation (“Xmark”), which at the time was principally all of the Company’s operations to Stanley Canada Corporation (“Stanley”), a wholly-owned subsidiary of Stanley Black and Decker. The sale transaction was closed for $47.9 million in cash, which consisted of the $45 million purchase price plus a balance sheet adjustment of approximately $2.9 million, which was adjusted to $2.8 million at settlement of the escrow. Under the terms of the stock purchase agreement, $43.4 million of the proceeds were paid at closing and $4.4 million was released from escrow in July 2009. As a result, the Company recorded a gain on the sale of Xmark of $6.2 million, with $4.5 million of that gain deferred until the escrow was settled in 2009.

Following the completion of the sale, the Company retired all of its outstanding debt for a combined payment of $13.5 million and settled all contractual payments to Xmark’s and the Company’s officers and management for $9.1 million. In August 2008, the Company paid a special dividend to its stockholders of $15.8 million.

In November 2008, the Company entered into an Asset Purchase Agreement (“APA”) with Digital Angel Corporation and Destron Fearing Corporation, a wholly-owned subsidiary of Digital Angel Corporation, which collectively is referred to as “Digital Angel.” The terms of the APA included the Company’s purchase of patents related to an embedded bio-sensor system for use in humans, and the assignment of any rights of Digital Angel under a development agreement associated with the development of an implantable glucose sensing microchip. The Company also received covenants from Digital Angel Corporation and Destron Fearing that will permit the use of intellectual property of Digital Angel related to the Company’s health care business without payment of ongoing royalties, as well as inventory and a limited period of technology support by Digital Angel. The Company paid Digital Angel $500,000 at the closing of the APA, which was recorded in the financials as research and development expense.

In September 2009, the Company, VeriChip Acquisition Corp., a Delaware corporation and wholly-owned subsidiary of the Company (the “Acquisition Subsidiary”), and Steel Vault Corporation, a Delaware corporation (“Steel Vault”), signed an Agreement and Plan of Reorganization (the “Merger Agreement”), dated September 4, 2009, as amended, pursuant to which the Acquisition Subsidiary was merged with and into Steel Vault on November 10, 2009, with Steel Vault surviving and becoming a wholly-owned subsidiary of the Company (the “Merger”). Upon the consummation of the Merger, all outstanding shares, options and warrants of Steel Vault’s common stock were converted into approximately 0.2 million shares of common stock, 0.1 million options, and 18,200 warrants of the Company. At the closing of the Merger, the Company changed its name to PositiveID Corporation.

In February 2010, the Company acquired the assets of Easy Check Medical Diagnostics, LLC (“Easy Check”), which included the glucose breath analysis system and the iglucose wireless communication system. The Company issued 12,000 shares of common stock in February 2010, with a fair value of $351,000, as consideration for the purchase.  The purchase agreement also included certain contingent payments and cash royalties based on future revenues.

In May 2011, the Company entered into a Stock Purchase Agreement to acquire MFS, pursuant to which MFS became a wholly-owned subsidiary of the Company.

Beginning with the acquisition of MFS, the Company began a process to focus its operations on molecular diagnostics and detection.  Since acquiring MFS, the Company has (i) sold substantially all of the assets of NationalCreditReport.com in 2011, which it had acquired in the merger that formed PositiveID in 2009, (ii) sold its VeriChip and HealthLink (personal health record) businesses in 2012, and (iii) entered into an exclusive license for its iglucose technology in 2013.  The Company will continue to seek either strategic partners or acquirers for its GlucoChip (glucose sensing microchip) and its glucose breath detection system.

Authorized Common Stock (Reverse Stock Split)

As of September 30, 2013, the Company was authorized to issue 470 million shares of common stock.  On April 18, 2013, the Company’s stockholders approved a reverse stock split within a range between 1-for-10 to 1-for-25. On that same date, the Company’s Board of Directors approved a reverse stock split in the ratio of 1-for- 25 and the Company filed a Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect the reverse stock split. The reverse split only affected outstanding common stock and the number of authorized shares was not adjusted. On April 23, 2013, the reverse stock split became effective.  All share amounts in our historical financial statements have been adjusted to reflect the 1-for-25 reverse stock split.

Going Concern

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of September 30, 2013, the Company had a working capital deficiency of approximately $6.2 million and an accumulated deficit of $122.5 million, compared to a working capital deficiency of $4.6 million and an accumulated deficit of $111.3 million as of December 31, 2012.  The Company has incurred operating losses since its inception, and has not generated revenue from continuing operations since 2009. The current operating losses are the result of research and development expenses and selling, general and administrative expenses. The Company expects its operating losses to continue through at least the next twelve months. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to obtain financing to fund the continued development of its products and to support working capital requirements.  Until the Company is able to achieve operating profits, the Company will continue to seek to access the capital markets.  In 2012 and 2011, the Company raised approximately $7.4 million from the issuance of convertible preferred stock, common stock under an equity line financing, and convertible debt.  During the nine months ended September 30, 2013, the Company has raised $1.4 million, net of $0.3 million principal payments, from a debenture, convertible notes, preferred stock conversions, and through its equity line financings (See Note 4).  Additionally, in March and April 2013 the Company received $1,500,000 in two equal installments, under its license agreement with The Boeing Company (see Note 9).  During 2014, the Company will need to raise additional capital in order to execute its business plan.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to continue to access capital to provide funds to meet its working capital requirements for the near-term future. In addition and if necessary, the Company could reduce and/or delay certain discretionary research, development and related activities and costs. However, there can be no assurances that the Company will be able to negotiate additional sources of equity or credit for its long term capital needs. The Company’s inability to have continuous access to such financing at reasonable costs could materially and adversely impact its financial condition, results of operations and cash flows, and result in significant dilution to the Company’s existing stockholders. The Company’s consolidated financial statements do not include any adjustments relating recoverability of assets and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

1.   Organization and Basis of Presentation

PositiveID (the “Company” or “PositiveID”), through its wholly owned subsidiary MicroFluidic Systems (“MFS”), develops molecular diagnostic systems for bio-threat detection and rapid medical testing. The Company, through MFS, also develops fully automated pathogen detection systems and assays to detect a range of biological threats. The Company’s M-BAND (Microfluidic Bio-agent Autonomous Networked Detector) system is an airborne bio-threat detection system developed for the homeland defense industry, to detect biological weapons of mass destruction.  MFS is also developing automated pathogen detection systems for rapid diagnostics, both for clinical and point of need applications.

PositiveID is a Delaware corporation formed in 2001. The Company commenced operations in 2002 as VeriChip Corporation. In 2007, the Company completed an initial public offering of its common stock.

In July 2008, the Company completed the sale of all of the outstanding capital stock of its subsidiary, Xmark Corporation (“Xmark”), which at the time was principally all of the Company’s operations to Stanley Canada Corporation (“Stanley”), a wholly-owned subsidiary of Stanley Black and Decker. The sale transaction was closed for $47.9 million in cash, which consisted of the $45 million purchase price plus a balance sheet adjustment of approximately $2.9 million, which was adjusted to $2.8 million at settlement of the escrow. Under the terms of the stock purchase agreement, $43.4 million of the proceeds were paid at closing and $4.4 million was released from escrow in July 2009. As a result, the Company recorded a gain on the sale of Xmark of $6.2 million, with $4.5 million of that gain deferred until the escrow was settled in 2009.

Following the completion of the sale, the Company retired all of its outstanding debt for a combined payment of $13.5 million and settled all contractual payments to Xmark’s and the Company’s officers and management for $9.1 million. In August 2008, the Company paid a special dividend to its stockholders of $15.8 million.

In November 2008, the Company entered into an Asset Purchase Agreement (“APA”) with Digital Angel Corporation and Destron Fearing Corporation, a wholly-owned subsidiary of Digital Angel Corporation, which collectively are referred to as “Digital Angel.” The terms of the APA included the Company’s purchase of patents related to an embedded bio-sensor system for use in humans, and the assignment of any rights of Digital Angel under a development agreement associated with the development of an implantable glucose sensing microchip. The Company also received covenants from Digital Angel Corporation and Destron Fearing that will permit the use of intellectual property of Digital Angel related to the Company’s health care business without payment of ongoing royalties, as well as inventory and a limited period of technology support by Digital Angel. The Company paid Digital Angel $500,000 at the closing of the APA, which was recorded in the financials as research and development expense.

Also, in November 2008, R & R Consulting Partners LLC, a company controlled by the Company’s then chairman and chief executive officer, purchased 5,355,556 shares of common stock from Digital Angel, at which point in time Digital Angel ceased being a stockholder.

In September 2009, the Company, VeriChip Acquisition Corp., a Delaware corporation and wholly-owned subsidiary of the Company (the “Acquisition Subsidiary”), and Steel Vault Corporation, a Delaware corporation (“Steel Vault”), signed an Agreement and Plan of Reorganization (the “Merger Agreement”), dated September 4, 2009, as amended, pursuant to which the Acquisition Subsidiary was merged with and into Steel Vault on November 10, 2009, with Steel Vault surviving and becoming a wholly-owned subsidiary of the Company (the “Merger”). Upon the consummation of the Merger, all outstanding shares, options and warrants of Steel Vault’s common stock were converted into approximately 5.1 million shares of common stock, 3.3 million options, and 0.5 million warrants of the Company. At the closing of the Merger, the Company changed its name to PositiveID Corporation.

In February 2010, the Company acquired the assets of Easy Check Medical Diagnostics, LLC (“Easy Check”), which included the glucose breath analysis system and the iglucose wireless communication system. The Company issued 300,000 shares of common stock in February 2010, with a fair value of $351,000, as consideration for the purchase.  The purchase agreement also included certain contingent payments and cash royalties based on future revenues. (See Note 4)

In May 2011, the Company entered into a Stock Purchase Agreement to acquire MFS, pursuant to which MFS became a wholly-owned subsidiary of the Company.

Beginning with the acquisition of MFS, the Company began a process to focus its operations on diagnostics and detection.  Since acquiring MFS, the Company has (i) sold substantially all of the assets of NationalCreditReport.com, which it had acquired in 2009, (ii) sold its VeriChip and HealthLink (personal health record) businesses, and (iii) entered into an exclusive license for its iglucose technology.  The Company will continue to seek either strategic partners or acquirers for its GlucoChip (glucose sensing microchip) and its glucose breath detection system.

On August 31, 2011 we received notification that our stock was being delisted from the Nasdaq Capital Market and on September 1, 2011 our stock began trading on the OTC Bulletin Board.

Going Concern

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of December 31, 2012, the Company had a working capital deficiency of approximately $4.6 million and an accumulated deficit of $111.3 million, compared to a working capital deficiency of $2.7 million and an accumulated deficit of approximately $86 million as of December 31, 2011.  The Company has incurred operating losses prior to and since the merger that created PositiveID. The current operating losses are the result of selling, general and administrative expenses and research and development expenses. The Company expects its operating losses to continue through 2013. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to obtain financing to fund the continued development of its products and to support working capital requirements. Until the Company is able to achieve operating profits, the Company will continue to seek to access the capital markets.  In 2012 and 2011, the Company raised approximately $7.4 million from the issuance of convertible preferred stock, common stock under an equity line financing, and convertible debt.  Subsequent to year end December 31, 2012 the Company has raised approximately $1.0 million, net, from a new promissory note, convertible debt, preferred stock conversions, and its equity line financing.  Additionally, in March 2013 the Company received $750,000 under the Boeing License Agreement with Boeing and expects to receive an additional $750,000 in April 2013.  During 2013, the Company will need to raise additional capital, including capital not currently available under its current financing agreements in order to execute its business plan.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to continue to access capital to provide funds to meet its working capital requirements for the near-term future. In addition and if necessary, the Company could reduce and/or delay certain discretionary research, development and related activities and costs. However, there can be no assurances that the Company will be able to derive sufficient funding under the Ironridge facilities or be successful in negotiating additional sources of equity or credit for its long term capital needs. The Company’s inability to have continuous access to such financing at reasonable costs could materially and adversely impact its financial condition, results of operations and cash flows, and result in significant dilution to the Company’s existing stockholders. The Company’s consolidated financial statements do not include any adjustments relating recoverability of assets and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

Discontinued Operations

In connection with the Company’s sale of its NationalCreditReport.com business in July 2011, its results of operations have been presented as discontinued operations in the accompanying consolidated statements of operations (see Note 3). Related amounts for prior periods presented have been reclassified to conform to the current period presentation. The Company currently operates in one business segment.